CAPITAL STOCK (Details) - Issued capital [member] - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Ordinary shares beginning balance, shares	17,606	13,349
Ordinary shares beginning balance, amount	$ 218,782	$ 158,324
Ordinary shares ending balance, amount	$ 219,494	$ 216,630
Shares issued under Registered Direct Offering, net of issue costs, shares	1,970
Shares issued under Registered Direct Offering, net of issue costs
Shares issued under ATM, net of issue costs, shares	186	88
Shares issued under ATM, net of issue costs	662	586
Shares issued or accrued for services, shares	16	13
Shares issued or accrued for services, amount	$ 50	$ 90
Shares issued in Tarus acquisition, shares		2,426
Shares issued in Tarus acquisition, amount		$ 17,200
Shares issued in iOx exchange, shares		1,070
Shares issued in iOx exchange, amount		$ 9,737
Excess of non-controlling interest acquired over consideration iOx, shares
Excess of non-controlling interest acquired over consideration iOx, amount		$ 29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares		94
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, amount		$ 900
Purchase of shares issued under Committed Purchase Agreement, net of issue costs, shares		30
Purchase of shares issued under Committed Purchase Agreement, net of issue costs, amount		$ 184
Ordinary shares ending balance, shares	19,778	17,070
Ordinary shares ending balance, amount	$ 219,494	$ 216,630